Property, furniture and equipment, net - Summary of movement of property, furniture and equipment (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	S/ 622,525	S/ 612,639
Ending balance	950,943	622,525	S/ 612,639
Net book value	622,525	612,639	612,639
Property, plant and equipment not subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	188,093
Net book value	188,093
Property, plant and equipment not subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	239,913
Net book value	239,913
Property, plant and equipment not subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	138,958
Net book value	138,958
Property, plant and equipment not subject to operating leases [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	528
Net book value	528
Property, plant and equipment not subject to operating leases [member] | InTransit Equipment and WorkInProgress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	48,485
Net book value	48,485
Property, plant and equipment subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	63,911
Net book value	63,911
Property, plant and equipment subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	269,240
Net book value	269,240
Property, plant and equipment subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	1,815
Net book value	1,815
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,352,599	1,313,554	1,252,023
Acquisition of Seguros Sura and Hipotecaria Sura			8,201
Effect for adoption of IFRS 16	341,746
Additions	135,145	72,709	84,685
Transfer (to) from investment property		2,251
Disposals, write-offs and others	(29,024)	(35,915)	(31,355)
Ending balance	1,800,466	1,352,599	1,313,554
Net book value	1,800,466	1,313,554	1,252,023
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	188,093
Ending balance	188,093	188,093
Net book value	188,093	188,093
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	511,908
Additions	12,681
Transfers	17,997
Disposals, write-offs and others	(3,280)
Ending balance	539,306	511,908
Net book value	539,306	511,908
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	606,803
Additions	20,532
Transfers	12,494
Disposals, write-offs and others	(25,512)
Ending balance	614,317	606,803
Net book value	614,317	606,803
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,420
Additions	139
Ending balance	1,559	1,420
Net book value	1,559	1,420
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | InTransit Equipment and WorkInProgress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	44,375
Additions	34,833
Transfers	(30,491)
Disposals, write-offs and others	(232)
Ending balance	48,485	44,375
Net book value	48,485	44,375
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Effect for adoption of IFRS 16	56,657
Additions	9,489
Ending balance	66,146
Net book value	66,146
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Effect for adoption of IFRS 16	285,089
Additions	55,179
Ending balance	340,268
Net book value	340,268
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	2,292
Ending balance	2,292
Net book value	2,292
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(730,074)	(700,915)	(662,203)
Transfer (to) from investment property		7,288
Disposals, write-offs and others	27,602	34,797	29,465
Depreciation of the year	(147,051)	(71,244)	(68,177)
Ending balance	(849,523)	(730,074)	(700,915)
Net book value	(849,523)	(700,915)	S/ (662,203)
Accumulated depreciation and amortisation [member] | Property, plant and equipment not subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(283,118)
Disposals, write-offs and others	3,006
Depreciation of the year	(19,281)
Ending balance	(299,393)	(283,118)
Net book value	(299,393)	(283,118)
Accumulated depreciation and amortisation [member] | Property, plant and equipment not subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(446,053)
Disposals, write-offs and others	24,596
Depreciation of the year	(53,902)
Ending balance	(475,359)	(446,053)
Net book value	(475,359)	(446,053)
Accumulated depreciation and amortisation [member] | Property, plant and equipment not subject to operating leases [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(903)
Depreciation of the year	(128)
Ending balance	(1,031)	(903)
Net book value	(1,031)	S/ (903)
Accumulated depreciation and amortisation [member] | Property, plant and equipment subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of the year	(2,235)
Ending balance	(2,235)
Net book value	(2,235)
Accumulated depreciation and amortisation [member] | Property, plant and equipment subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of the year	(71,028)
Ending balance	(71,028)
Net book value	(71,028)
Accumulated depreciation and amortisation [member] | Property, plant and equipment subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of the year	(477)
Ending balance	(477)
Net book value	S/ (477)